SUMMARY OF WARRANTS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 3.44
Warrants Exercisable	1,863,069	585,200	631,737
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants Outstanding	1,863,069	1,882,076
Warrants outstanding weighted average remaining contractual term	2 years 3 months 18 days	2 years 3 months 18 days
Weighted-Average Exercise Price	$ 9.13	$ 3.47
Warrants Exercisable	1,863,069	585,200
Warrants Exercisable, Weighted-Average Exercise Price	$ 9.13	$ 22.59
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	3.44	3.44
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 34.00	$ 85.12